Life Insurance Operations	12 Months Ended
Mar. 31, 2016
Life Insurance Operations

23. Life Insurance Operations

Life insurance premiums and related investment income in fiscal 2014, 2015 and 2016 consist of the following:

	Millions of yen
	2014	2015	2016
Life insurance premiums	¥145,464	¥186,547	¥209,120
Life insurance related investment income (loss)	9,942	164,946	(19,699)

	¥155,406	¥351,493	¥189,421

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For fiscal 2015 and 2016, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	2015	2016
Reinsurance benefits	¥2,438	¥2,298
Reinsurance premiums	(11,430)	(11,530)

The benefits and expenses of life insurance operations included in life insurance costs in the consolidated statements of income are recognized so as to associate with earned premiums over the life of contracts. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs (principally commissions and certain other expenses relating to policy issuance and underwriting). Amortization charged to income for fiscal 2014, 2015 and 2016 amounted to ¥9,701 million, ¥11,917 million and ¥12,585 million, respectively.

Life insurance premiums and related investment income include net realized and unrealized gains or losses from investment assets under management on behalf of variable annuity and variable life policyholders and, net gains or losses from derivative contracts, which consist of gains or losses from futures, foreign exchange contracts and options held, entered to economically hedge a portion of the minimum guarantee risk relating to variable annuity and variable life insurance contracts. In addition, life insurance costs include the net amount of the changes in fair value of the variable annuity and variable life insurance contracts elected for the fair value option and insurance costs recognized for insurance and annuity payouts as a result of insured events. Certain subsidiaries have elected the fair value option for certain reinsurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts, and the changes in the fair value of the reinsurance contracts were recorded in life insurance costs.

The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for fiscal 2015 and 2016 are as follows:

	Millions of yen
	2015	2016
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥174,602	¥(33,318)
Net gains or losses from derivative contracts :	(28,227)	1,633
Futures	(10,216)	1,116
Foreign exchange contracts	(1,680)	496
Options held	(16,331)	21
Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(510,961)	¥(459,482)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	611,663	418,731
Changes in the fair value of the reinsurance contracts	36,072	(1,817)